Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of operating segments [line items]
Revenues		$ 10,311	$ 194,471	[2]	$ 182,342		$ 183,256
Gross profit		4,640	87,507	[2]	83,938		83,508	[3],[4]
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method			18,409		17,190		(11,255)	[4]
Depreciation and amortization			10,642		9,403		9,050	[4]
Non-cash items other than depreciation and amortization			1,083		1,381		2,245	[4]
Equity in earnings (loss) of associated companies and joint ventures		(7)	(131)	[2]	(226)		60	[4]
Total assets		13,671			263,787		285,677	[4]	$ 257,839	[2]
Investments in associate companies and joint ventures					10,518		11,501	[4]	9,751
Total liabilities		$ 6,795			132,037		144,967	[4]	128,154	[2]
Capital expenditures, net	[5]		11,465		11,069	[3]	12,931	[3],[4]
Operating segments [member]
Disclosure of operating segments [line items]
Revenues			194,471		182,342		183,256	[4]
Eliminations [member]
Disclosure of operating segments [line items]
Revenues			5,688		5,160		4,679	[4],[6]
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit	[3]		52,384		48,162		45,106	[4]
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	[3]		10,349		7,809		(18,261)	[4]
Depreciation and amortization	[3]		6,380		5,551		4,801	[4]
Non-cash items other than depreciation and amortization	[3]		878		1,249		1,011	[4]
Equity in earnings (loss) of associated companies and joint ventures	[3]		(177)		326		(63)	[4]
Total assets	[3]				147,748		163,635	[4]	147,374
Investments in associate companies and joint ventures	[3]				6,789		7,046	[4]	6,198
Total liabilities	[3]				96,525		101,330	[4]	95,694
Capital expenditures, net	[3],[5]		6,677		6,574		8,245	[4]
Mexico and central America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	[3]		109,249		100,162		92,643	[4]
Mexico and central America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues			5,673	[3]	5,143	[3]	4,661	[4],[6]
South America segment [member]
Disclosure of operating segments [line items]
Gross profit			35,123	[6]	35,776	[6]	37,756	[3],[4]
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	[6]		8,060		9,381		8,792	[4]
Depreciation and amortization	[6]		4,262		3,852		3,442	[4]
Non-cash items other than depreciation and amortization			205	[6]	132	[6]	213	[3],[4]
Equity in earnings (loss) of associated companies and joint ventures	[6]		46		(100)		123	[4]
Total assets	[6]				116,039		122,042	[4]	110,465
Investments in associate companies and joint ventures	[6]				3,729		4,455	[4]	3,553
Total liabilities	[6]				35,512		43,637	[4]	$ 32,460
Capital expenditures, net	[3],[5]		4,788		4,495		4,686	[4]
South America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	[6]		85,222		82,180		86,608	[4]
South America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	[6]		$ 15		$ 17		18	[4]
Venezuela segment [member]
Disclosure of operating segments [line items]
Gross profit	[3],[4]						646
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	[4]						(1,786)
Depreciation and amortization	[4]						807
Non-cash items other than depreciation and amortization	[4]						1,021
Equity in earnings (loss) of associated companies and joint ventures	[4]						0
Total assets	[4]						0
Investments in associate companies and joint ventures	[4]						0
Total liabilities	[4]						0
Capital expenditures, net	[4]						0
Venezuela segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	[4]						4,005
Venezuela segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	[4]						$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 91,358, Ps. 84,352 and Ps. 79,836 during the years ended December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total assets were Ps. 145,389, Ps. 130,865 and Ps. 133,315 as of December 31, 2019, 2018 and 2017, respectively. Domestic (Mexico only) total liabilities were Ps. 91,831, Ps. 92,340 and Ps. 88,283 as of December 31, 2019, 2018 and 2017, respectively.
[4]	Restated due to Philippines deconsolidation.
[5]	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
[6]	South America includes Brazil, Argentina, Colombia and Uruguay, although Venezuela is shown separately above for 2017. South America revenues include Brazilian revenues of Ps. 60,670, Ps. 56,523 and Ps. 58,518 during the years ended December 31, 2019, 2018 and 2017, respectively. Brazilian total assets were Ps. 81,230, Ps. 86,007 and Ps. 95,713 as of December 31, 2019, 2018 and 2017, respectively. Brazilian total liabilities Ps. 24,104, Ps. 26,851 and Ps. 31,580 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Colombian revenues of Ps. 13,522, Ps. 14,580 and Ps. 14,222 during the years ended December 31, 2019, 2018 and 2017, respectively. Colombian total assets were Ps. 12,153, Ps. 17,626 and Ps. 14,180 as of December 31, 2019, 2018 and 2017, respectively. Colombian total liabilities were Ps. 4,154, Ps. 4,061 and Ps. 7,993 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Argentine revenues of Ps. 6,725, Ps. 9,152 and Ps. 13,869 during the years ended December 31, 2019, 2018 and 2017, respectively. Argentine total assets were Ps. 5,038, Ps. 6,021 and Ps. 5,301 as of December 31, 2019, 2018 and 2017, respectively. Argentine total liabilities were Ps. 1,637, Ps. 2,059 and Ps. 3,660 as of December 31, 2019, 2018 and 2017, respectively. South America revenues also include Uruguay revenues of Ps. 3,421 and Ps. 1,925, during the years ended on December 31, 2019 and 2018, respectively. Uruguay total assets were Ps. 3,312 and Ps. 6,385 as of December 31, 2019 and 2018, respectively. Uruguay total liabilities were Ps. 2,566 and Ps. 2,541, as of December 31, 2019 and 2018, respectively.